Stockholders’ Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity for the nine months ended September 30, 2025 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2024	10,633,988	1.02	6.25	$102,921,147
Granted	1,092,105	1.16
Exercised	-	-
Forfeited	-	-
Outstanding as of September 30, 2025	11,726,093	$1.03	5.68	$8,533,901
Exercisable as of September 30, 2025	10,814,635	$1.02	5.33	$7,994,141

A summary of activity for the year ended December 31, 2024 and 2023 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	6,682,560	$0.89	6.40	$3,376,725
Granted	3,767,955	1.33
Exercised	(113,633)	0.88
Forfeited	-
Outstanding as of December 31, 2023	10,336,883	$1.00	6.91	$3,316,119
Granted	297,105	1.33
Exercised	-	-
Forfeited	-	-
Outstanding as of December 31, 2024	10,633,988	$1.02	6.25	$102,921,147
Exercisable as of December 31, 2024	10,297,412	$1.01	6.18	$99,768,543
Exercisable as of December 31, 2023	9,424,826	$1.00	6.76	$3,276,119

Schedule of Employee Stock Options Outstanding

The following table summarizes information related to stock options outstanding as of September 30, 2025:

	Outstanding Options		Vested Options
Exercise Price	Number Outstanding at September 30, 2025	Weighted Average Remaining Life	Number Exercisable at September 30, 2025	Weighted Average Remaining Life
$0.01	675,000	0.25	675,000	0.25
$0.74	1,657,564	3.32	1,657,564	3.32
$0.80	2,783,239	3.54	2,783,239	3.54
$0.97	250,000	9.67	86,968	9.67
$1.19	357,448	9.76	-	-
$1.23	484,657	9.94	93,689	9.94
$1.33	5,461,935	7.33	5,461,925	7.33
$2.16	56,250	5.71	56,250	5.71
	11,726,093	5.68	10,814,635	5.33

The following table summarized information about employee stock options outstanding as of December 31, 2024 and 2023:

	Outstanding Options		Vested Options
Exercise Price	Number Outstanding at December 31, 2024	Weighted Average Remaining Life	Number Exercisable at December 31, 2024	Weighted Average Remaining Life
$0.01	675,000	1.25	675,000	1.25
$0.74	1,657,560	4.32	1,657,562	4.32
$0.80	2,783,243	4.54	2,783,238	4.54
$1.33	5,461,935	8.33	5,125,362	8.31
$2.16	56,250	6.71	56,250	6.71
	10,633,988	6.25	10,297,412	6.15

Schedule of Warrant Activity

The following is a summary of the Company’s warrant activity for the nine months ended September 30, 2025:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)
Outstanding as of December 31, 2024	1,359,375	$0.80	0.93
Exercised	(1,359,375)	0.80	-
Forfeited	-	-	-
Outstanding as of September 30, 2025	-	$-	-

The following is a summary of the Company’s warrant activity for the year ended December 31, 2024 and 2023:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)
Outstanding as of December 31, 2022	1,359,375	$0.80	0.98
Granted	-	-	-
Forfeited	-	-	-
Outstanding as of December 31, 2023	1,359,375	$0.80	0.64
Granted	-	-	-
Forfeited	-	-	-
Outstanding as of December 31, 2024	1,359,375	$0.80	0.93

Schedule of Grant Date Fair Value of Stock Options Issued

The significant inputs utilized to determine the grant date fair value of stock options issued during the nine month periods ended September 30, 2025 and 2024 were as follows:

	September 30,	September 30,
	2025	2024
Dividend Yield	0%	0%
Weighted average expected term (years)	5.38-6.00	5.75-6
Volatility	65.68-101.98%	97.3-105.8%
Risk-free rate	3.86-4.18%	4.10%
Weighted average exercise price	$0.97	$1.33